Premises and Equipment - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 836,000	$ 737,000	$ 553,000